CADRE INSTITUTIONAL INVESTORS TRUST
                CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2000

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
CIIT CHAIRMAN'S SEMI-ANNUAL REPORT LETTER
--------------------------------------------------------------------------------

Dear Shareholders,

It has been six months since my last communication to the shareholders of Cadre Institutional Investors Trust (the "Fund"), and although we have seen many exciting changes, our most important objectives have remained constant. Those objectives, providing the Fund's shareholders with an attractive rate of return, consistent with preservation of capital and maintenance of liquidity, continue to be achieved.

One exciting feature of the Fund's master/feeder investment structure is that it has the ability to add "external feeders" to the investment portfolios. An external feeder is an existing fund that wishes to invest in the U.S. Government Money Market Portfolio or the Money Market Portfolio. Adding external feeders to the portfolios, benefits the Fund by stabilizing asset balances through reduced seasonality of cash flows, and increasing the investment advisor's buying power. To date, the Michigan School District Liquid Asset Fund Plus ($567 million) and the Illinois Park District Liquid Asset Fund Plus ($63 million) have joined on as external feeders. We are currently lining up additional prospective feeder funds to add in the near future.

An update to the Year 2000 readiness - as you are all aware, Cadre Financial Services, Inc. ("Cadre"), the Fund's investment advisor and administrator, had run tests on its critical systems throughout 1999 to ensure Y2K readiness. The final and ultimate live test came on January 1, 2000, and I am pleased to inform you that the results of that test were positive. Cadre's internal computer systems, and the normal business activities and operations that depend on them were not adversely impacted by Y2K sensitive dates.

With the success of our Y2K testing and planning behind us, Cadre is now better able to focus its technology efforts on improvements that will directly benefit the shareholders of the Fund. In the very near future, perhaps as early as July, Cadre will roll out a new and improved version of its online reporting system, Compass. This new version of Compass will provide a multitude of useful features to shareholders. It will allow shareholders to make online fund and account transfers, it will provide notifications of deposits, new account summary reports and the ability to select electronic-only statements and confirms. Additionally, statement viewing and printing online will be greatly enhanced. Be assured that we are confident that Compass will see even more exciting enhancements before the calendar year's end.

Finally, on behalf of the Fund's Board of Trustees, I thank you for your continued support and confidence in our product.

William T. Sullivan, Jr.
Chairman

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
ECONOMIC OVERVIEW
--------------------------------------------------------------------------------


The period began with the federal funds target rate at 5.25%. Continued strong economic growth, a result of an extremely tight labor market, as evidenced by the unemployment rate declining below 4% in April of this year, led the Federal Reserve to raise the federal funds target rate four times during the period. In fact, on March 21 st, the Federal Reserve elected to raise the fed funds target rate 50 basis points from 6% to 6.50%, bringing it to its highest level since 1991. This marks the sixth time since June of 1999 in which the Fed has raised the fed funds target rate taking it from 4.75% to 6.50%.

The economy continued to grow at a brisk pace. First Quarter Gross Domestic Product (GDP) rose 5.4%, following a 7.4% increase in the Fourth Quarter of 1999. Personal consumption expenditures, which account for two-thirds of overall economic activity, rose at a 7.5% annual rate. The increase is the fastest since the third quarter of 1985, when spending also rose at a 7.5% annual rate.

Throughout the tremendous expansion, inflation has remained well behaved. However, recent signs have suggested that the tight labor market has put upward pressure on wages and prices. The employment cost (ECI) increased 1.4% in the first quarter, up 4.3% from a year earlier. The first quarter increase in the ECI compared with a year earlier was the biggest since a 4.3% rise in the final three months of 1991. Wages and salaries, which make up about three quarters of the index, rose 1.1% in the first quarter, after rising 0.9% in the fourth quarter. Compared with the first quarter of last year, wages were up 4%.

Several indicators have showed a pickup in inflation. The GDP price deflator, a measure of price increases followed by many investors, grew at a 2.7% annual rate in the first quarter. That is the fastest since the first quarter of 1997. The Producer Price Index (PPI) was up 3.9% compared with April of last year and prices are also up at the consumer level. The Consumer Price Index (CPI) rose at a 4.3% annual rate in the first four months of the year, compared with a 3.3% pace in the same period a year ago. The core rate was rising at a 2.9% annual rate in the first four months compared with a 2.1% pace in the same period of 1999. These signs of increasing inflation combined with the decline in the unemployment rate are what most likely led the Fed to abandon their gradualist approach of 25 basis point tightenings and to raise the fed funds target 50 basis points in May.

Due to those recent signs that suggest inflation pressures have begun to emerge and currently there are very few signs of any slowdown in the economy, we expect the fed to further raise the fed funds target at least once more in the months ahead. However, we do expect these rate hikes to cause economic growth to slow in the months ahead.

                              TRUSTEES AND OFFICERS

William T. Sullivan, Jr.                             C. Roderick O'Neil
Chairman and Trustee                                 Trustee

Frank Bivona                                         William J. Reynolds
Trustee                                              Trustee

Harvey A. Fein                                       Dr. Don I. Tharpe
Trustee                                              Trustee

Michael P. Flanagan                                  Anne E. Gill, Esq.
Trustee                                              Secretary

Russell E. Galipo                                    Peter Poillon
Trustee                                              Treasurer




                 INVESTMENT ADVISOR/ADMINISTRATOR/TRANSFER AGENT
                         Cadre Financial Services, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779


                                   DISTRIBUTOR
                             Cadre Securities, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779


                                    CUSTODIAN
                                     US Bank
                                  US Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402


                         INDEPENDENT PUBLIC ACCOUNTANTS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017


                                  LEGAL COUNSEL
                              Schulte, Roth & Zabel
                                900 Third Avenue
                            New York, New York 10022


CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------




ASSETS:

Investment in Cadre Institutional Investors Trust --
        U.S. Government Money Market Portfolio,
        at value                                                     $34,377,513
Other assets                                                             215,000
                                                                     -----------
          Total Assets                                                34,592,513
                                                                     -----------

LIABILITIES:

Administration fees payable                                                2,713
Transfer agent fees payable                                                  714
Accrued trustees' fees and expenses                                        1,415
Other accrued expenses                                                    16,020
                                                                     -----------
          Total Liabilities                                               20,862
                                                                     -----------

          NET ASSETS                                                 $34,571,651
                                                                     ===========


Shares of beneficial interest outstanding                             34,571,651
                                                                     ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE             $      1.00
                                                                     ===========


NET ASSETS CONSIST OF:
Common Stock, at par value                                           $    34,572
Paid-in-capital in excess of par value                                34,537,079
                                                                     -----------
          NET ASSETS                                                 $34,571,651
                                                                     ===========









   The accompanying notes are an integral part of these financial statements.

                                       4


CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------



INVESTMENT INCOME:

INVESTMENT INCOME AND EXPENSES ALLOCATED FROM CIIT U.S
     GOVERNMENT MONEY MARKET PORTFOLIO

      Interest                                                      $ 1,041,511

      Expenses                                                           18,927
                                                                    -----------
NET INVESTMENT INCOME FROM CIIT U.S.GOVERNMENT MONEY
     MARKET PORTFOLIO                                                 1,022,584




EXPENSES:
    Administration fees                                  $    34,563
    Custodian fees                                            28,948
    Transfer agent fees                                        9,095
    Audit fees                                                 4,987
    Registration fees                                          4,510
    Rating agency fees                                         3,926
    Printing fees                                              2,673
    Legal fees                                                 1,734
    Other expenses                                               219
                                                         -----------
          Total expenses                                      90,655
          Less: Fee waivers and expense reimbursements       (27,801)
                                                         -----------
          Net expenses                                                   62,854
                                                                    -----------
NET INVESTMENT INCOME                                               $   959,730
                                                                    ===========












   The accompanying notes are an integral part of these financial statements.


                                       5



CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                        SIX MONTHS        YEAR ENDED
                                                                        ENDED APRIL       OCTOBER 31,
                                                                         30, 2000            1999
                                                                      ----------------  -------------

OPERATIONS:

   Net investment income                                              $     959,730    $   2,749,576
   Net realized gains on investment securities transactions                       0              601
                                                                      -------------    -------------
        Net increase in net assets resulting from operations                959,730        2,750,177
                                                                      -------------    -------------

DIVIDENDS TO SHAREHOLDERS FROM:

   Net investment income                                                   (960,125)      (2,749,576)
                                                                      -------------    -------------

SHARE TRANSACTIONS:

   Net proceeds from sale of shares                                     315,608,359      384,801,853
   Net asset value of shares issued to shareholders from
       reinvestment of dividends                                            960,125        2,749,576
   Cost of shares redeemed                                             (327,144,409)    (440,632,708)
                                                                      -------------    -------------
       Net decrease in net assets resulting from share transactions     (10,575,925)     (53,081,279)
                                                                      -------------    -------------

   Net decrease in net assets                                           (10,576,320)     (53,080,678)

NET ASSETS:

   Beginning of period                                                   45,147,971       98,228,649
                                                                      -------------    -------------
   End of period                                                      $  34,571,651    $  45,147,971
                                                                      =============    =============

OTHER INFORMATION:

Share Transactions:
   Shares sold                                                          315,608,359      384,801,853
   Shares issued to shareholders from reinvestment of dividends             960,125        2,749,576
   Shares repurchased                                                  (327,144,409)    (440,632,708)
                                                                      -------------    -------------
       Net decrease in shares outstanding                               (10,575,925)     (53,081,279)
                                                                      =============    =============






   The accompanying notes are an integral part of these financial statements.


                                       6


CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. Previously the Trust offered shares of Ambac U.S. Treasury Money Market Fund, which ceased operations on June 30, 1997. The accompanying financial statements and financial highlights are those of Cadre Liquid Asset Fund - U.S. Government Series (the "Fund") (formerly known as Cadre Institutional Investors Trust Liquid Asset Fund and U.S. Government Money Market Fund). The Fund commenced operations on April 24, 1996.

The Fund invests all of its investable assets in the U.S. Government Money Market Portfolio ("the Portfolio"). The Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Fund.

The value of the Fund's investment in the Portfolio, as reflected in the Statement of Assets and Liabilities, reflects the Fund's proportionate interest in the net assets of the Portfolio (21.3% at April 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
The Fund records its proportionate share of net investment income and realized gains and losses each day. Net investment income and realized gains and losses of the Portfolio are allocated on a pro-rata basis among the Fund and the other investors in the Portfolio at the time of such determination.

DIVIDENDS TO SHAREHOLDERS
Substantially all of the Fund's net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Fund's daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES
The Fund is treated as a separate entity for federal income tax purposes and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code and to make distributions of substantially all of its income, including net realized capital gains, if any, to relieve it from substantially all Federal and excise taxes. Therefore, no Federal tax provision is required.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.


NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has entered into an Administration Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., under which Cadre is responsible for certain aspects of the administration and operation of the Fund. For its services, Cadre is paid an annual fee of 0.19% of the Fund's first $250 million average daily net assets, 0.165% of the Fund's next $750 million average daily net assets and 0.14% of the Fund's average daily net assets in excess of $1 billion.

The Trust, on behalf of the Fund, has entered into a Transfer Agent Agreement with Cadre, under which Cadre is responsible for providing shareholder recordkeeping services to the Fund. For its services, Cadre is paid an annual fee of 0.05% of the Fund's first $250 million average daily net assets, 0.04% of the Fund's next $750 million average daily net assets and 0.03% of the Fund's average daily net assets in excess of $1 billion.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.


NOTE 4 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Cadre has voluntarily agreed to waive a portion of its fees and to reimburse the Fund for certain expenses to the extent the total operating expenses of the Fund exceed 0.45% (annualized) of the Funds average daily net assets. During the six month period ended April 30, 2000, Cadre waived fees of $27,801 so that the Fund could meet this expense limitation.

The Fund has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which the Fund has agreed to reimburse Cadre for any waived fees or reimbursed expenses to the extent the Fund's total operating expenses are less than the expense limitation of 0.45% (annualized) of the Fund's average daily net assets. The Plan, which has a term of three years, terminates on March 16, 2002. During the six month period ended April 30, 2000, the Fund did not reimburse Cadre for any fees waived or expenses reimbursed pursuant to the terms of the Plan.



CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS (UNAUDITED)
---------------------------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:



                                                                                  FOR THE PERIOD
                                                                                  APRIL 24, 1996
                                                                                  (COMMENCEMENT
                                      SIX MONTHS       YEAR ENDED OCTOBER 31,     OF OPERATIONS)
                                         ENDED       -------------------------       THROUGH
                                       APRIL 30,                                   OCTOBER 31,
                                         2000        1999     1998       1997         1996
                                      ----------    -----    ------     ------       -----
For a share outstanding
  throughout the period

Net asset value, beginning of
   period                               $  1.00    $  1.00   $  1.00    $  1.00     $  1.00
                                        -------    -------   -------    -------     -------

Income from investment
  operations:
  Net investment income (1)               0.026      0.046     0.052      0.053       0.027

Less dividends:
   Dividends from net investment
      income                             (0.026)    (0.046)   (0.052)    (0.053)     (0.027)
                                        -------    -------   -------    -------     -------

Net asset value, end of period          $  1.00    $  1.00   $  1.00    $  1.00     $  1.00
                                        =======    =======   =======    =======     =======



Ratio/Supplemental Data:
Total Return                               2.67%**    4.70%     5.17%      5.39%       2.72%**
Net assets, end of period (000's)       $34,572    $45,148   $98,229   $138,661     $70,881

Ratio to average net assets:
   Net investment Income
      including reimbursement/
      waiver                               5.25%*     4.61%     5.17%      5.38%       5.18%*
   Operating expenses including
      reimbursement/waiver                 0.45%*     0.45%     0.41%      0.26%       0.20%*
   Operating expenses excluding
      reimbursement/waiver                 0.60%*     0.55%     0.47%      0.49%       0.75%*

(1) Net investment income per share before waiver of fees and reimbursement of expenses by the Investment Advisor was $0.0255, $0.0451, $0.0523, $0.0514 and
$0.024 for six months ended April 30, 2000, and the years ended October 31, 1999, 1998 and 1997 and the period ended October 31, 1996, respectively.



*-Annualized                             **-Unannualized


CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL                                         YIELD TO
    AMOUNT             DESCRIPTION               MATURITY ON DATE       VALUE
(IN THOUSANDS)         MATURITY DATE                OF PURCHASE       (NOTE 2)
--------------         -------------                -----------       --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 79.9%

$ 30,000     Federal Home Loan Bank                   5.97 %       $ 30,000,000
             May 1, 2000

   5,225     Federal Home Loan Bank                   6.06            5,206,001
             May 23, 2000

   5,000     Federal Home Loan Bank                   5.45            5,000,545
             July 19, 2000

   1,000     Federal Home Loan Bank                   5.51              999,978
             July 21, 2000

   6,000     Federal Home Loan Bank                   6.15            5,906,583
             August 4, 2000

   3,500     Federal Home Loan Bank                   6.40            3,499,385
             January 24, 2001

   6,210     Federal Home Loan Mortgage Co.           5.97            6,210,000
             May 1, 2000

  35,460     Federal Home Loan Mortgage Co.           6.10           35,330,559
             May 23, 2000

  11,175     Federal Home Loan Mortgage Co.           6.25           11,089,651
             June 15, 2000

   9,746     Federal National Mortgage Assoc.         6.16            9,695,562
             June 1, 2000



   The accompanying notes are an integral part of these financial statements.


                                       11





CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      Principal                                      Yield to
       Amount             Description            Maturity on Date     Value
   (IN THOUSANDS)         MATURITY DATE             OF PURCHASE     (NOTE 2)
   --------------         -------------             -----------     --------

     U.S. GOVERNMENT AGENCY OBLIGATIONS - (CONTINUED)

$ 4,500     Federal National Mortgage Assoc.          5.44  %      $  4,499,493
            June 9, 2000

  8,000     Federal National Mortgage Assoc.          6.14            7,940,300
            June 15, 2000

  3,500     Federal National Mortgage Assoc.          6.55            3,497,139
            February 23, 2001
                                                                   ------------

            Total U.S. Government Agency Obligations                128,875,196
                                                                   ------------
            (amortized cost $128,875,196)

REPURCHASE AGREEMENT - 19.9%

32,079     Repurchase Agreement with Goldman Sachs    5.32           32,079,000
           Group LP, 5.80%, dated April 28, 2000,
           due May 1, 2000, repurchase price
           $32,094,505 (collateralized by various
           Government National Mortgage Association
           Pools with a market value of $32,720,580)
                                                                   -------------

           Total Repurchase Agreement                                32,079,000
                                                                   -------------
           (amortized cost $32,079,000)


           Total Investments - 99.8%                                160,954,196
           (amortized cost $160,954,196)

           Other assets in excess of liabilities - 0.2%                 276,443
                                                                   -------------

           Net Assets - 100.0%                                     $161,230,639
                                                                   =============


   The accompanying notes are an integral part of these financial statements.

                                       12




CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------




ASSETS:

Investments, at value                                               $160,954,196
Cash                                                                         775
Interest receivable                                                      306,035
                                                                    ------------
          Total Assets                                               161,261,006
                                                                    ------------


LIABILITIES:

Investment advisory fees payable                                           7,788
Accrued trustees' fees and expenses                                        8,301
Other accrued expenses                                                    14,278
                                                                    ------------
          Total Liabilities                                               30,367
                                                                    ------------
          NET ASSETS                                                $161,230,639
                                                                    ============























   The accompanying notes are an integral part of these financial statements.





                                       13



CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:


      Interest                                                        $4,188,217



EXPENSES:


    Investment advisory fees                           43,444
    Audit fees                                         12,465
    Trustees' fees and expenses                         6,153
    Custodian fees and expenses                         3,927
    Legal fees                                          1,286
    Other expenses                                      5,296
                                                   ----------
                        Total expenses                                    72,571
                                                                      ----------
NET INVESTMENT INCOME                                                 $4,115,646
                                                                      ==========





















   The accompanying notes are an integral part of these financial statements.



                                       14



CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
---------------------------------------------------------------------------------------

                                                                      FOR THE PERIOD
                                                                     DECEMBER 31, 1998
                                                                      (COMMENCEMENT
                                                      SIX MONTHS      OF OPERATIONS
                                                        ENDED            THROUGH
                                                    APRIL 30, 2000    OCTOBER 31, 1999
                                                   ---------------    ----------------

OPERATIONS:

   Net investment income                           $     4,115,646    $     6,610,873
                                                   ---------------    ---------------



SHARE TRANSACTIONS:

   Contributions                                       859,917,886      1,431,230,426
   Withdrawals                                        (887,276,289)    (1,253,367,903)
                                                   ---------------    ---------------
       Net (decrease) increase in net assets
        resulting from share transactions              (27,358,403)       177,862,523
                                                   ---------------    ---------------

       Total (decrease) increase in net assets         (23,242,757)       184,473,396

NET ASSETS:

   Beginning of period                                 184,473,396                  0
                                                   ---------------    ---------------
   End of period                                   $   161,230,639    $   184,473,396
                                                   ===============    ===============

-------------------------------------------------------------------------------------


SUPPLEMENTARY DATA:

Ratio to Average Net Assets

    Net expenses                                              0.10%*             0.15%*
    Net investment income                                     5.67%*             4.92%*




* - Annualized


   The accompanying notes are an integral part of these financial statements.

                                       15



CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. Previously the Trust offered the Ambac U.S. Treasury Money Market Fund, which ceased operations on June 30, 1997. The accompanying financial statements and financial highlights are those of the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio commenced investment operations on December 21, 1998 upon a tax free transfer of securities from the Cadre Liquid Asset Fund - U.S. Government Series.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

VALUATION OF SECURITIES
Investments are valued at amortized cost, which approximates market value. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains or losses on sales of securities are determined by the identified cost method.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS
The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

FEDERAL INCOME TAXES
The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.


NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., whereby Cadre provides investment advisory services and administrative services to the Portfolio. For its services, Cadre is paid an annual fee of 0.06% of the Portfolio's average daily net assets

Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive placement agent of the Trust's shares.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

                       CADRE INSTITUTIONAL INVESTORS TRUST
                  CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2000

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
CIIT CHAIRMAN'S SEMI-ANNUAL REPORT LETTER
--------------------------------------------------------------------------------

Dear Shareholders,

It has been six months since my last communication to the shareholders of Cadre Institutional Investors Trust (the "Fund"), and although we have seen many exciting changes, our most important objectives have remained constant. Those objectives, providing the Fund's shareholders with an attractive rate of return, consistent with preservation of capital and maintenance of liquidity, continue to be achieved.

One exciting feature of the Fund's master/feeder investment structure is that it has the ability to add "external feeders" to the investment portfolios. An external feeder is an existing fund that wishes to invest in the U.S. Government Money Market Portfolio or the Money Market Portfolio. Adding external feeders to the portfolios benefits the Fund by stabilizing asset balances through reduced seasonality of cash flows, and increasing the investment advisor's buying power. To date, the Michigan School District Liquid Asset Fund Plus ($567 million) and the Illinois Park District Liquid Asset Fund Plus ($63 million) have joined on as external feeders. We are currently lining up additional prospective feeder funds to add in the near future.

An update to the Year 2000 readiness - as you are all aware, Cadre Financial Services, Inc. ("Cadre"), the Fund's investment advisor and administrator, had run tests on its critical systems throughout 1999 to ensure Y2K readiness. The final and ultimate live test came on January 1, 2000, and I am pleased to inform you that the results of that test were positive. Cadre's internal computer systems, and the normal business activities and operations that depend on them were not adversely impacted by Y2K sensitive dates.

With the success of our Y2K testing and planning behind us, Cadre is now better able to focus its technology efforts on improvements that will directly benefit the shareholders of the Fund. In the very near future, perhaps as early as July, Cadre will roll out a new and improved version of its online reporting system, Compass. This new version of Compass will provide a multitude of useful features to shareholders. It will allow shareholders to make online fund and account transfers, it will provide notifications of deposits, new account summary reports and the ability to select electronic-only statements and confirms. Additionally, statement viewing and printing online will be greatly enhanced. Be assured that we are confident that Compass will see even more exciting enhancements before the calendar year's end.

Finally, on behalf of the Fund's Board of Trustees, I thank you for your continued support and confidence in our product.

William T. Sullivan, Jr.
Chairman

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

The period began with the federal funds target rate at 5.25%. Continued strong economic growth, a result of an extremely tight labor market, as evidenced by the unemployment rate declining below 4% in April of this year, led the Federal Reserve to raise the federal funds target rate four times during the period. In fact, on March 21st, the Federal Reserve elected to raise the fed funds target rate 50 basis points from 6% to 6.50%, bringing it to its highest level since 1991. This marks the sixth time since June of 1999 in which the Fed has raised the fed funds target rate taking it from 4.75% to 6.50%.

The economy continued to grow at a brisk pace. First Quarter Gross Domestic Product (GDP) rose 5.4%, following a 7.4% increase in the Fourth Quarter of 1999. Personal consumption expenditures, which account for two-thirds of overall economic activity, rose at a 7.5% annual rate. The increase is the fastest since the third quarter of 1985, when spending also rose at a 7.5% annual rate.

Throughout the tremendous expansion, inflation has remained well behaved. However, recent signs have suggested that the tight labor market has put upward pressure on wages and prices. The employment cost index (ECI) increased 1.4% in the first quarter, up 4.3% from a year earlier. The first quarter increase in the ECI compared with a year earlier was the biggest since a 4.3% rise in the final three months of 1991. Wages and salaries, which make up about three quarters of the index, rose 1.1% in the first quarter, after rising 0.9% in the fourth quarter. Compared with the first quarter of last year, wages were up 4%.

Several indicators have showed a pickup in inflation. The GDP price deflator, a measure of price increases followed by many investors, grew at a 2.7% annual rate in the first quarter. That is the fastest since the first quarter of 1997. The Producer Price Index (PPI) was up 3.9% compared with April of last year and prices are also up at the consumer level. The Consumer Price Index (CPI) rose at a 4.3% annual rate in the first four months of the year, compared with a 3.3% pace in the same period a year ago. The core rate was rising at a 2.9% annual rate in the first four months compared with a 2.1% pace in the same period of 1999. These signs of increasing inflation combined with the decline in the unemployment rate are what most likely led the Fed to abandon their gradualist approach of 25 basis point tightenings and to raise the fed funds target 50 basis points in May.

Due to those recent signs that suggest inflation pressures have begun to emerge and that currently there are very few signs of any slowdown in the economy, we expect the fed to further raise the fed funds target at least once more in the months ahead. However, we do expect these rate hikes to cause economic growth to slow in the months ahead.

                              TRUSTEES AND OFFICERS

         William T. Sullivan, Jr.                     C. Roderick O'Neil
         Chairman and Trustee                         Trustee

         Frank Bivona                                 William J. Reynolds
         Trustee                                      Trustee

         Harvey A. Fein                               Dr. Don I. Tharpe
         Trustee                                      Trustee

         Michael P. Flanagan                          Anne E. Gill, Esq.
         Trustee                                      Secretary

         Russell E. Galipo                            Peter Poillon
         Trustee                                      Treasurer



                 INVESTMENT ADVISOR/ADMINISTRATOR/TRANSFER AGENT
                         Cadre Financial Services, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779


                                   DISTRIBUTOR
                             Cadre Securities, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779


                                    CUSTODIAN
                                     US Bank
                                  US Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402


                         INDEPENDENT PUBLIC ACCOUNTANTS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017


                                  LEGAL COUNSEL
                              Schulte, Roth & Zabel
                                900 Third Avenue
                            New York, New York 10022



CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------



ASSETS:

Investment in Cadre Institutional Investors Trust  - Money Market
   Portfolio, at value                                               $37,341,238
Other assets                                                              26,000
                                                                     -----------
          Total Assets                                                37,367,238
                                                                     -----------

LIABILITIES:

Accrued administration fees                                                7,424
Accrued transfer agent fees                                                1,954
Accrued trustees' fees and expenses                                          497
Other accrued expenses
                                                                          29,014
                                                                     -----------
          Total Liabilities                                               38,889
                                                                     -----------

          NET ASSETS                                                 $37,328,349
                                                                     ===========

Shares of beneficial interest outstanding                             37,328,349
                                                                     ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE       $      1.00
                                                                     ===========


NET ASSETS CONSIST OF:
Common Stock, at par value                                           $    37,328
Paid-in capital in excess of par value                                37,291,021
                                                                     -----------
     NET ASSETS                                                      $37,328,349
                                                                     ===========








   The accompanying notes are an integral part of these financial statements.

                                       4




CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME:

INVESTMENT INCOME AND EXPENSES ALLOCATED FROM CIIT MONEY MARKET PORTFOLIO

     Interest                                                      $ 1,135,511

     Expenses                                                           20,788
                                                                   -----------
NET INVESTMENT INCOME FROM CIIT
  MONEY MARKET PORTFOLIO                                             1,114,723





EXPENSES:
Administration fees                                         $    36,345
Transfer agent fees                                               9,565
Custodian fees                                                   28,065
Audit fees                                                        4,987
Printing fees                                                     2,384
Other expenses                                                    3,266
                                                            -----------
     Total expenses                                              84,612
     Less: Fee waivers and expense reimbursements               (15,095)
                                                            -----------
     Net expenses                                                       69,517
                                                                   -----------
NET INVESTMENT INCOME                                              $ 1,045,206
                                                                   ===========












   The accompanying notes are an integral part of these financial statements.


                                       5




CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                                     FOR THE PERIOD
                                                                                      MAY 3, 1999
                                                                                    (COMMENCEMENT OF
                                                               SIX MONTHS ENDED   OPERATIONS) THROUGH
                                                                APRIL 30, 2000      OCTOBER 31, 1999
                                                              -----------------   ------------------

OPERATIONS:

   Net investment income                                        $   1,045,206    $     915,609
                                                                -------------    -------------

DIVIDENDS TO SHAREHOLDERS FROM:

   Net investment income                                           (1,045,206)        (915,609)
                                                                -------------    -------------

SHARE TRANSACTIONS:

   Net proceeds from sales of shares                              291,826,232      260,956,239
   Net asset value of shares issued to shareholders in
      reinvestment of dividends                                     1,045,206          915,609
   Cost of shares redeemed                                       (291,957,994)    (225,456,943)
                                                                -------------    -------------
      Net increase in net assets resulting from
        share transactions                                            913,444       36,414,905
                                                                -------------    -------------

   Total increase in net assets                                       913,444       36,414,905

NET ASSETS:

   Beginning of period                                             36,414,905                0
                                                                -------------    -------------
   End of period                                                $  37,328,349    $  36,414,905
                                                                =============    =============

OTHER INFORMATION:

Share Transactions:
   Shares sold                                                    291,826,232      260,956,239
   Shares issued to shareholders in reinvestment of dividends       1,045,206          915,609
   Shares repurchased                                            (291,957,994)    (225,456,943)
                                                                -------------    -------------
       Net increase in shares outstanding                             913,444       36,414,905
                                                                =============    =============




   The accompanying notes are an integral part of these financial statements.

                                       6


CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. Previously the Trust offered the Ambac U.S. Treasury Money Market Fund, which ceased operations on June 30, 1997. The accompanying financial statements and financial highlights are those of the Cadre Liquid Asset Fund - Money Market Series (the "Fund"). The Fund commenced operations on May 3, 1999.

The Fund invests all of its investable assets in the Money Market Portfolio (the "Portfolio"). The Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Fund.

The value of the Fund's investment in the Portfolio, as reflected in the Statement of Assets and Liabilities, reflects the Fund's proportionate interest in the net assets of the Portfolio (5.3% at April 30, 2000.) The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
The Fund records its proportionate share of net investment income and realized gains and losses each day. Net investment income and realized gains and losses of the Portfolio are allocated on a pro-rata basis among the Fund and the other investors in the Portfolio at the time of such determination.

DIVIDENDS TO SHAREHOLDERS
Substantially all of the Fund's net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Fund's daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES
The Trust is treated as a separate entity for federal income tax purposes and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code and to make distributions of substantially all of its income, including net realized capital gains, if any, to relieve it from substantially all Federal income and excise taxes. Therefore, no Federal tax provision is required.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has entered into an Administration Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., under which Cadre is responsible for certain aspects of the administration and operation of the Fund. For its services, Cadre is paid an annual fee of 0.19% of the Fund's first $250 million average daily net assets, 0.165% of the Fund's next $750 million average daily net assets and 0.14% of the Fund's average daily net assets in excess of $1 billion.

The Trust, on behalf of the Fund, has entered into a Transfer Agent Agreement with Cadre, under which Cadre is responsible for providing shareholder recordkeeping services to the Fund. For its services, Cadre is paid an annual fee of 0.05% of the Fund's first $250 million average daily net assets, 0.04% of the Fund's next $750 million average daily net assets and 0.03% of the Fund's average daily net assets in excess of $1 billion.

Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

NOTE 4 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Cadre has voluntarily agreed to waive a portion of its fees and to reimburse the Fund for certain expenses to the extent the total operating expenses of the fund exceed 0.47% (annualized) of the Funds average daily net assets. During the six month period ended April 30, 2000, Cadre waived fees of $16,887 so that the Fund could meet this expense limitation.

The Fund has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which the Fund has agreed to reimburse Cadre for any waived fees or reimbursed expenses to the extent the Fund's total operating expenses go below the expense limitation of 0.47% (annualized) of the Fund's average daily net assets. The Plan, which has a term of three years, terminates on March 16, 2002. During the six month period ended April 30, 2000, the Fund reimbursed Cadre $1,792, pursuant to the terms of the Plan.



CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
FINANCIAL HIGHLIGHTS (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:

                                                                      FOR THE PERIOD
                                                                       MAY 3, 1999
                                                                     (COMMENCEMENT OF
                                                SIX MONTHS ENDED   OPERATIONS) THROUGH
                                                 APRIL 30, 2000      OCTOBER 31, 1999
                                                ----------------  -----------------------

For a share outstanding throughout the period:

Net asset value, beginning of period                       $  1.00      $  1.00
                                                           -------      -------

Income from investment operations:
     Net investment income (1)                              0.0272       0.0236

Less dividends:
     Dividends from net investment income                  (0.0272)     (0.0236)
                                                           -------      -------

Net increase in net asset value                               --           --
                                                           -------      -------

Net asset value, end of period                             $  1.00      $  1.00
                                                           =======      =======


Ratio/Supplemental Data:
Total return                                                  2.75%**     2.40%**
Net assets, end of period (000's)                          $37,328     $36,415

Ratio to average net assets:
     Net investment income including reimbursement/waiver     5.43%*      4.72%*
     Operating expenses including reimbursement/waiver        0.47%*      0.47%*
     Operating expenses excluding reimbursement/waiver        0.55%*      0.94%*





(1) Net investment income per share before waiver of fees and reimbursement of expense by the Investment Advisor was $0.0268 for the six month period ended April 30, 2000 and $0.0212 for the period ended October 31, 1999.

*- Annualized
**- Unannualized


CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2000 (UNAUDITED)
-----------------------------------------------------------------------------------------

        PRINCIPAL                                             YIELD TO
         AMOUNT             DESCRIPTION                    MATURITY ON DATE    VALUE
     (IN THOUSANDS)        MATURITY DATE                     OF PURCHASE      (NOTE 2)
     --------------        -------------                     -----------      --------

COMMERCIAL PAPER - 95.7%

  $   25,000         Akzo Nobel Inc.                              6.12%       $24,855,382
                     June 5, 2000

      30,000         American Express Credit Corp.                6.16         29,919,733
                     May 17, 2000

      25,000         American General Corp.                       6.09         24,868,444
                     June 2, 2000

      25,000         Archer Daniels Midland Co.                   6.19         24,852,951
                     June 5, 2000

      25,000         Bear Stearns Co. Inc.                        6.09         24,962,875
                     May 10, 2000

      30,000         Centric Capital Corp.                        6.21         29,822,667
                     June 5, 2000

      30,000         Ciesco LP                                    6.18         29,929,417
                     May 15, 2000

      25,000         CIT Group Holdings Inc.                      6.08         24,856,354
                     June 5, 2000

      15,546         Clipper Receivables Corp.                    6.09         15,507,653
                     May 16, 2000

      15,000         Clipper Receivables Corp.                    6.14         14,912,938
                     June 5, 2000

      30,000         Coca Cola Company                            6.16         29,809,050
                     June 8, 2000

      25,000         Daimler-Chrysler NA Hldg                     6.08         24,930,229
                     May 18, 2000

   The accompanying notes are an integral part of these financial statements.


                                       11


CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2000 (UNAUDITED)
-----------------------------------------------------------------------------------------

        PRINCIPAL                                             YIELD TO
         AMOUNT             DESCRIPTION                    MATURITY ON DATE    VALUE
     (IN THOUSANDS)        MATURITY DATE                     OF PURCHASE      (NOTE 2)
     --------------        -------------                     -----------      --------

COMMERCIAL PAPER - (CONTINUED)

  $   25,000         Dresdner US Finance                          6.04 %      $24,971,319
                     May 8, 2000

      30,000         DuPont (E.I.) de Nemours & Co.               6.16         29,809,050
                     June 8, 2000

      25,000         Ford Motor Credit Corp.                      6.16         24,849,250
                     June 6, 2000

      25,000         General Electric Capital Corp.               6.07         24,934,444
                     May 17, 2000

      11,240         General Motors Acceptance Corp.              6.07         11,236,310
                     May 3, 2000

      25,000         Goldman Sachs Group LP                       6.30         24,560,313
                     August 14, 2000

      30,000         Merrill Lynch & Co.                          6.21         29,787,550
                     June 12, 2000

      30,000         Morgan Stanley Dean Witter                   6.17         29,853,792
                     May 30, 2000

      25,000         New Center Asset Funding A-1+                6.08         24,872,771
                     June 1, 2000

      25,000         Prudential Funding Corp.                     6.08         24,930,229
                     May 18, 2000

      30,000         Salomon Smith Barney Holdings                6.22         29,802,400
                     June 9, 2000

      25,000         San Paolo US Financial Co.                   6.23          4,784,667
                     June 21, 2000

The accompanying notes are an integral part of these financial statements.


                                       12


CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2000 (UNAUDITED)
-----------------------------------------------------------------------------------------

        PRINCIPAL                                             YIELD TO
         AMOUNT             DESCRIPTION                    MATURITY ON DATE    VALUE
     (IN THOUSANDS)        MATURITY DATE                     OF PURCHASE      (NOTE 2)
     --------------        -------------                     -----------      --------

COMMERCIAL PAPER - (CONTINUED)

  $   30,000          Sweetwater Capital                            6.16%     $29,879,200
                      May 25, 2000

      25,000          Teachers Insurance & Annuity Assoc.           6.17       24,869,757
                      June 1, 2000

      20,000          Triple-A One Funding Corp.                    6.22       19,881,778
                                                                             ------------
                      June 5, 2000

                      Total Commercial Paper                                  678,250,523
                                                                             ------------
                      (amortized cost $678,250,523)


U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.2%

       5,000          Federal Home Loan Bank                        5.51        4,999,889
                      July 21, 2000

      25,000          Federal National Mortgage Assoc.              6.55       24,979,624
                                                                             ------------
                      February 23, 2001

                      Total U.S. Government Agency
                      Obligations
                      (amortized cost $29,979,513)                             29,979,513
                                                                             ------------


                      Total investments - 99.9%                               708,230,036
                      (amortized cost $708,230,036)

                      Other assets in excess of                                   290,020
                                                                             ------------
                      Liabilities - 0.1%

                      Total net assets - 100.0%                              $708,520,056
                                                                             ============




   The accompanying notes are an integral part of these financial statements.


                                       13


CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------







ASSETS:

Investments, at value                                               $708,230,036
Cash
                                                                           3,593
Interest receivable                                                      380,736
                                                                    ------------
          Total Assets                                               708,614,365
                                                                    ------------







LIABILITIES:

Investment advisory fees payable                                          47,941
Accrued trustees' fees and expenses
                                                                           3,719
Other accrued expenses
                                                                          42,649
                                                                    ------------
          Total Liabilities                                               94,309
                                                                    ------------

NET ASSETS                                                          $708,520,056
                                                                    ============









   The accompanying notes are an integral part of these financial statements.


                                       14



CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME:


     Interest                                                        $21,067,228


EXPENSES:


     Investment advisory fees                                            283,725
     Custodian fees                                                       22,397
     Accrued trustees' fees and expenses                                  20,208
     Audit fees                                                           12,465
     Legal fees                                                            9,470
     Other expenses                                                        3,833
                                                                     -----------
          Net expenses                                                   352,098
                                                                     -----------
     NET INVESTMENT INCOME                                           $20,715,130
                                                                     ===========













   The accompanying notes are an integral part of these financial statements.

                                       15




CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     FOR THE PERIOD
                                                                      MAY 3, 1999
                                                                   (COMMENCEMENT OF
                                                                  OPERATIONS) THROUGH
                                             SIX MONTHS ENDED      OCTOBER 31, 1999
                                              APRIL 30, 2000
                                             ----------------    ----------------------

OPERATIONS:

Net investment income                        $    20,715,130     $     4,976,187
                                             ---------------     ----------------




SHARE TRANSACTIONS:

Contributions                                  5,202,096,950       1,913,721,258
Withdrawals                                   (5,222,812,536)     (1,210,176,933)
                                             ---------------     ----------------
Net (decrease) increase in net assets            703,544,325
  resulting from share transactions              (20,715,586)
                                             ---------------     ----------------

Total (decrease) increase in net assets                 (456)        708,520,512

Beginning of period                              708,520,512                   0
                                             ---------------     ----------------
End of period                                $   708,520,056     $   708,520,512
                                             ===============     ================


---------------------------------------------------------------------------------

SUPPLEMENTARY DATA:

Ratio to average net assets:
     Net expenses                                      0.10%*               0.15%*
     Net investment income                             5.84%*               5.23%*





* - Annualized

   The accompanying notes are an integral part of these financial statements.

                                       16


CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. Previously the Trust offered the Ambac U.S. Treasury Money Market Fund, which ceased operations on June 30, 1997. The accompanying financial statements and supplementary data are those of the Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

VALUATION OF SECURITIES
Investments are valued at amortized cost, which approximates fair value. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of instruments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

REPURCHASE AGREEMENTS
The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

FEDERAL INCOME TAXES
The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., whereby Cadre provides investment advisory services and administrative services to the Portfolio. For its services, Cadre is paid an annual fee of 0.08% of the Portfolio's average daily net assets.

Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.


                                       18